T. Rowe Price Institutional Cash Reserves Fund
T. Rowe Price<br/><br/>Institutional Cash Reserves Fund<br/><br/>SUMMARY
Investment Objective
The fund seeks a level of income consistent with minimal fluctuations in principal value and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund<br/><br/>Annual fund operating expenses<br/>(expenses that you pay each year as a<br/>percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Cash Reserves Fund T. Rowe Price Institutional Cash Reserves Fund
Management fees	0.25%	[1]
Other expenses	0.42%
Total annual fund operating expenses	0.67%
Fee waiver/expense reimbursement	(0.42%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.25%	[1],[2]
[1]	T. Rowe Price Associates, Inc., has agreed (through September 30, 2019) to waive a portion of its management fees in order to limit the fund’s management fees to 0.20% of the fund’s average daily net assets. The agreement may be terminated at any time beyond September 30, 2019, with approval by the fund’s Board of Directors. Fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[2]	T. Rowe Price Associates, Inc., has agreed (through September 30, 2020) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the fund's ratio of expenses to average daily net assets to exceed 0.25%. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 0.25%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund's expense ratio is below 0.25%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the fund's expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived; and (2) the fund's current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price Institutional Cash Reserves Fund | T. Rowe Price Institutional Cash Reserves Fund | USD ($)	26	128	288	753

Investments, Risks, and Performance<br/> <br/>Principal Investment Strategies
The fund is a prime money market fund available only to institutional investors and managed in compliance with Rule 2a-7 under the Investment Company Act of 1940.

Transactions in the fund’s shares are based on a net asset value reflecting the current market-based values of its portfolio securities (i.e., a “floating” net asset value). The floating net asset value is rounded to four decimal places (e.g., $1.0000).

The fund seeks minimal fluctuations in its net asset value by investing in U.S. dollar-denominated money market securities. Money market securities are generally high-quality, short-term obligations issued by companies or governmental entities. The securities purchased by the fund are subject to the maturity, credit quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price.

Pursuant to Rule 2a-7, if the fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board of Directors, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board of Directors determines that not doing so is in the best interests of the fund. Pursuant to Rule 2a-7, weekly liquid assets include cash, U.S. Treasuries, other government securities with remaining maturities of 60 days or less, or securities that mature or are subject to a demand feature within five business days.

The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

In addition to investing in money market securities issued by corporations and financial institutions, the fund may also invest in money market securities issued by the U.S. Treasury and other U.S. government agencies and repurchase agreements thereon; municipal money market securities issued by state and local governments; and money market securities issued by foreign companies and financial institutions, which include U.S. dollar-denominated money market securities traded outside of the U.S. and U.S. dollar-denominated money market securities of foreign issuers traded in the U.S. There is no limit on the fund’s investments in U.S. dollar-denominated money market securities of foreign issuers.

The fund may invest in repurchase agreements. A repurchase agreement is a contract under which the fund (buyer) purchases a security, usually a U.S. government or agency security, from a bank or well-established securities dealer (seller) that requires the seller to repurchase the securities from the fund at a specific price on a designated date (which is often the next business day).

The fund’s yield will fluctuate with changes in short-term interest rates. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or to shift assets into and out of higher-yielding securities.
Principal Risks
As with any mutual fund, there can be no guarantee the fund will achieve its objective. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. T. Rowe Price Associates, Inc. has no legal obligation to provide financial support to the fund, and you should not expect that T. Rowe Price Associates, Inc. will provide financial support to the fund at any time.

Money market funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. The potential for realizing a loss of principal in the fund could derive from:

Credit risks An issuer of a debt instrument, or a counterparty to a repurchase agreement entered into by the fund, could suffer an adverse change in financial condition that results in a payment default (a failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Although the fund only purchases securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of the fund’s holdings could change rapidly during periods of market stress.

Interest rate risks A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. In recent years, the U.S. and many global markets have experienced historically low interest rates. However, interest rates have begun to rise and may continue doing so, increasing the exposure of money market investors such as the fund to the risks associated with rising interest rates. A sharp and unexpected rise in interest rates could increase the likelihood that the fund’s share price will fall. Please see “The Management Fee” in Section 2 of this prospectus for more information on the voluntary fee waiver arrangement.

Liquidity risks The fund may not be able to sell a holding in a timely manner at its current carrying value. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and negatively affect the fund’s share price. In addition, the fund’s Board of Directors has discretion to temporarily suspend fund redemptions when permitted by applicable regulations or to liquidate the fund if the fund’s weekly liquid assets fall below 10%.

Floating net asset value risks Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund’s shareholders should not rely on or expect the fund’s investment adviser or an affiliate to purchase distressed assets from the fund, enter into capital support agreements with the fund, or make capital infusions into the fund.

Redemption risks The fund may be subject to periods of increased redemptions that could cause the fund to sell its assets at disadvantageous times or at a depressed value or loss, particularly during periods of declining or illiquid markets, and that could result in a decline in the fund’s share price. Periods of heavy redemptions may result in the fund’s weekly liquid assets falling below certain minimums required by Rule 2a-7 under the 1940 Act, which, may result in the fund’s Board of Directors imposing a liquidity fee or redemption gate.

Municipal securities risks The fund’s investments in municipal securities may be adversely affected by changes in the financial condition of certain municipal securities issuers and the economy, as well as by events such as unfavorable legislative or political developments that impact the overall municipal securities markets or certain sectors of the municipal securities market. Tax reform, including a lowering of individual or corporate tax rates, could reduce the attractiveness and overall demand for municipal bonds. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or differences in settlement and regulatory standards.

Repurchase agreement risks A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the fund as required, which could increase the fund’s costs or prevent the fund from immediately accessing its collateral.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.
Institutional Cash Reserves Fund<br/>Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/17	0.26%	Worst Quarter	3/31/17	0.15%
The fund’s return for the six months ended 6/30/18 was 0.81%.
The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a comparative index that has investment characteristics similar to those of the fund.
Average Annual Total Returns<br/><br/>Periods ended<br/>December 31, 2017
Average Annual Total Returns - T. Rowe Price Institutional Cash Reserves Fund	1 Year	Since inception		Inception date
T. Rowe Price Institutional Cash Reserves Fund	0.87%	0.76%		Sep. 06, 2016
Lipper Money Market Funds Index	0.65%	0.54%	[1]	Aug. 31, 2016
[1]	Return since 8/31/16.

Updated performance information is available through troweprice.com.